Offerings - Offering: 1	Oct. 05, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	13,324,232
Proposed Maximum Offering Price per Unit	2.25
Maximum Aggregate Offering Price	$ 29,979,522.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 2,608.22
Offering Note	Calculated solely for purposes of this offering under Rules 457(c) and 457(h) of the Securities Act of 1933, as amended (the "Securities Act"), on the basis of the average of the high and low prices per share of Registrant's common stock on October 1, 2026 as reported by The Nasdaq Stock Market. Represents 13,324,232 shares of the Registrant's common stock that may be issued pursuant to stock awards under the Indaptus Therapeutics, Inc. 2026 Equity Incentive Plan (the "2026 Plan"). Pursuant to Rule 416(a) promulgated under the Securities Act, this Registration Statement shall also cover any additional shares of the Registrant's common stock that become issuable under the 2026 Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of the Registrant's common stock.